Disclosure about Fair Value of Assets and Liabilities - Additional Information (Detail) (Significant Unobservable Inputs (Level 3), USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ 0	$ (58,818)
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	(183,319)	(393,319)
Real Estate Owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ (56,193)	$ 32,352